Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Tax losses carry forward	¥ 411,544	$ 59,668	¥ 316,845
Equity investment loss	157,319	22,809	73,035
Allowance for credit losses	36,089	5,232	28,476
Intangible assets and accrued expenses	8,687	1,259	8,953
Share-based compensation	263	38	1,654
Fixed assets depreciation			235
Intercompany transfer of long-lived assets	681	99	1,181
Others	32,448	4,706	9,562
Valuation allowance	(617,264)	(89,495)	(422,837)
Deferred tax assets	29,767	4,316	17,104
Deferred tax liabilities:
Outside basis difference on investment	55,770	8,086	54,893
Equity method investment and unrealized gains	1,813	263	6,322
Right-of-use asset and others	8,617	1,249	69
Deferred tax liabilities	66,200	9,598	¥ 61,284
Classification in the consolidated balance sheets:
Deferred tax assets	19,337	2,804
Deferred tax liabilities	¥ 55,770	$ 8,086